Cash Flow Information (Tables)	12 Months Ended
Jun. 30, 2026
Cash Flow Information [Abstract]
Schedule of Cash Flow Information
	30 June 2026 $	30 June 2025 $	30 June 2024 $
Reconciliation from net loss after tax to net cash used in operations
Net loss	(228,243,769)	(51,871,823)	(139,446,204)
Non-cash flows included in operating loss:
Depreciation (note 10)	19,443	1,088	6,642
Amortisation (note 15)	10,953	10,161	19,359
Listing expenses	-	-	76,007,159
Merger expenses	-	-	962,500
Gain on derecognition of warrants	(10,918,539)	-	-
Gain/loss on fair value of warrants (note 21)	120,872,053	(49,534)	20,623,381
Gain on extinguishment of liability (note 22)	2,170,000	(235,350)	-
Transaction costs for PIPE Warrants (Financial liability)	-	25,703	-
Finance expenses	14,651,748	(480,000)	28,710,000
Investment in Saudi and Romanian Joint Venture (classified as investing activities)	(272,807)	-	-
Share based payment expense (note 25)	65,994,203	30,566,894	608,156
Impairment of investment of equity-accounted associate, net of tax (note 14)	279,386	-	-
Impairment of investment of equity-accounted joint venture, net of tax (note 13)	-	-	-
Issue of shares to directors and management in lieu of fees (note 24)	-	1,079,318	182,534
Share of net losses of associate (note 14)	70,682	(6,829)	2,263
Share of net profits of JV accounted for using the equity method (note 13)	1,054,949	(701,978)	-
Foreign exchange	(1,347,369)	(40,777)	91,381
Changes in assets and liabilities:
(Increase) / Decrease in trade and other receivables	(3,292)	790,038	(2,385,927)
(Increase) / Decrease in prepaid expenses	24,462	682,278	-
(Increase) / Decrease in restricted cash	-	(447,516)	-
Increase / (Decrease) in trade and other payables	4,184,154	4,709,135	9,959,378
Increase / (Decrease) in provisions	78,939	3,254	16,742
Increase / (Decrease) in related party payable	(183,723)	1,585,995	-
Fair value of identifiable net assets of Sizzle at 29 February 2024 (note 30)	-	-	(10,473,822)
Other	1,888,139	(117,208)	(5,899)
Net cash (used in) operating activities	(29,670,388)	(14,497,151)	(15,122,354)